Interest-Bearing Borrowings - Schedule of Other Borrowings (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Short-term:
Other borrowings, Total		¥ 5,844,144,937	¥ 591,994,138
Commercial bank A [Member]
Short-term:
Fixed interest rate per annum	[1]	4.50%
Term	[1]	10
Other borrowings, Total	[1]	¥ 67,320,834	59,770,835
Commercial bank B [Member]
Short-term:
Fixed interest rate per annum	[2]	4.10%
Term	[2]	30
Other borrowings, Total	[2]	¥ 21,830,983	21,375,659
Borrowings [Member]
Short-term:
Other borrowings, Total		¥ 5,933,286,917	673,140,631
Investors of consolidated VIEs [Member] | Short-term [Member]
Short-term:
Term	[3]	1
Other borrowings, Total	[3]	¥ 5,354,881,238	454,462,325
Investors of consolidated VIEs [Member] | Long-term [Member]
Short-term:
Term
Other borrowings, Total	[3]	¥ 459,550,000	124,169,833
Investors of consolidated VIEs [Member] | Interest payable to [Member]
Short-term:
Other borrowings, Total	[3]	¥ 29,703,862	¥ 13,361,979
Minimum [Member] | Commercial bank A [Member]
Short-term:
Term
Minimum [Member] | Commercial bank B [Member]
Short-term:
Term
Minimum [Member] | Investors of consolidated VIEs [Member] | Short-term [Member]
Short-term:
Fixed interest rate per annum	[3]	5.10%
Term
Minimum [Member] | Investors of consolidated VIEs [Member] | Long-term [Member]
Short-term:
Fixed interest rate per annum	[3]	5.50%
Term	[3]	1
Maximum [Member] | Commercial bank A [Member]
Short-term:
Term
Maximum [Member] | Commercial bank B [Member]
Short-term:
Term
Maximum [Member] | Investors of consolidated VIEs [Member] | Short-term [Member]
Short-term:
Fixed interest rate per annum	[3]	9.70%
Term
Maximum [Member] | Investors of consolidated VIEs [Member] | Long-term [Member]
Short-term:
Fixed interest rate per annum	[3]	10.20%
Term	[3]	5

[1]	In December 2022, the Group entered into a 10-year loan agreement with a commercial bank in the PRC, with total principal of RMB75,500,000. The borrowing bear annual interest rate of 4.5% in 2025 and were secured by the Group’s recently purchased office buildings. As of December 31, 2025, the outstanding loan principal was RMB 59,770,835.
[2]	In November 2023, the Group entered into a 30-year loan agreement with a commercial bank in the PRC, with total principal of RMB22,250,000. The borrowing bear annual interest rate of 4.1% and were secured by the Group’s recently purchased real estate property. As of December 31, 2025, the outstanding loan principal was RMB 21,375,659.
[3]	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payable in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds. As of December 31, 2025, the borrowings from VIEs have principal RMB 578,632,158, bearing interests from 5.1% to 10.2% per year.